Putnam Investments
                                    One Post Office Square
                                    Boston, MA 02109

                                    January 4, 2000

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Funds Trust (Reg. No. 333-515) (811-7513)
    Post-Effective Amendment No. 24 to Registration Statement on Form N-1A
        Putnam Latin America Fund
        Putnam Asia Pacific Fund II
        Putnam High Yield Fund II

    Putnam Investment Funds (Reg. No. 33-56339) (811-7237)
    Post-Effective Amendment No. 29 to Registration Statement on Form N-1A
        Putnam Emerging Markets Fund
        Putnam International Fund
        Putnam International Voyager Fund
        Putnam New Value Fund

Ladies and Gentlemen:

    Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, each Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of Putnam Funds Trust and Putnam Investment Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 24 and 29, respectively, to their Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on December 30, 1999.

    Comments or questions concerning this certificate may be directed to Jill Grossberg at 1-800-225-2465, ext. 11913

                                    Very truly yours,

                                    Putnam Funds Trust
                                    Putnam Investment Funds

                                    /s/ Gordon H. Silver

                                By: ------------------------------------
                                    Gordon H. Silver
                                    Vice President


cc:  David Coombs, Esq.